CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Leased-and-operated hotel costs - personnel costs [Member] USD ($)	Dec. 31, 2013 Leased-and-operated hotel costs - personnel costs [Member] CNY	Dec. 31, 2012 Leased-and-operated hotel costs - personnel costs [Member] CNY	Dec. 31, 2011 Leased-and-operated hotel costs - personnel costs [Member] CNY	Dec. 31, 2013 Personnel costs of franchised-and-managed hotels [Member] USD ($)	Dec. 31, 2013 Personnel costs of franchised-and-managed hotels [Member] CNY	Dec. 31, 2012 Personnel costs of franchised-and-managed hotels [Member] CNY	Dec. 31, 2011 Personnel costs of franchised-and-managed hotels [Member] CNY	Dec. 31, 2013 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2013 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] CNY	Dec. 31, 2013 General and administrative expenses [Member] USD ($)	Dec. 31, 2013 General and administrative expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] CNY
Revenues:
Leased-and-operated hotels	$ 922,986	5,587,480	5,164,799	3,559,740
Franchised-and-managed hotels	126,450	765,491	604,936	399,986
Total revenues	1,049,436	6,352,971	5,769,735	3,959,726
Less: Business tax and related surcharges	(64,724)	(391,821)	(353,418)	(249,274)
Net revenues	984,712	5,961,150	5,416,317	3,710,452
Leased-and-operated hotel costs
Rents and utilities	(348,369)	(2,108,924)	(1,953,243)	(1,232,662)
Personnel costs	(177,372)	(1,073,754)	(1,037,371)	(657,155)
Depreciation and amortization	(114,466)	(692,945)	(612,789)	(398,914)
Consumables, food and beverage	(56,664)	(343,029)	(351,338)	(258,120)
Others	(107,091)	(648,299)	(687,254)	(413,815)
Total leased-and-operated hotel costs	(803,962)	(4,866,951)	(4,641,995)	(2,960,666)
Personnel costs of franchised-and-managed hotels	(25,986)	(157,314)	(125,031)	(72,009)
Sales and marketing expenses	(18,160)	(109,935)	(76,878)	(44,451)
General and administrative expenses	(51,783)	(313,480)	(315,235)	(335,888)
Total operating costs and expenses	(899,891)	(5,447,680)	(5,159,139)	(3,413,014)
Other income	1,832	11,089	16,558	0
Income from operations	86,653	524,559	273,736	297,438
Interest income	1,027	6,216	11,874	31,996
Interest expense	(8,945)	(54,149)	(119,416)	(46,868)
Accelerated fee amortization on early extinguishment of long term loans	(6,917)	(41,872)	0	0
Loss from equity investment	(131)	(792)	(2,305)	0
Gain/(loss) on change in fair value of convertible notes	(22,037)	(133,404)	(87,099)	198,547
Gain on buy-back of convertible bonds	0	0	0	1,521
Non-operating income	8,864	53,663	43,248	35,899
Non-operating expenses	(165)	(1,000)	(6,665)	(7,315)
Foreign exchange gain, net	8,231	49,830	217	15,849
Income before income tax expenses and noncontrolling interests	66,580	403,051	113,590	527,067
Income tax expenses	(34,193)	(206,997)	(136,305)	(169,442)
Net income/(loss)	32,387	196,054	(22,715)	357,625
Less: Net (income)/loss attributable to noncontrolling interests	28	168	(4,061)	(6,094)
Net income/(loss) attributable to Home Inns' shareholders	32,415	196,222	(26,776)	351,531
Earnings per share
Basic (in RMB and US dollars per share)	$ 0.35	2.12	(0.29)	4.17
Diluted (in RMB and US dollars per share)	$ 0.35	2.10	(0.29)	1.26
Weighted average ordinary shares outstanding
Basic (in shares)	92,676,258	92,676,258	90,804,777	84,221,665
Diluted (in shares)	93,417,644	93,417,644	90,804,777	94,299,393
Share-based compensation expense was included in the statement of operations as follows:
Share-based compensation expense					$ 1,306	7,904	8,199	3,283	$ 1,819	11,013	9,578	3,369	$ 250	1,514	1,535	656	$ 10,834	65,584	74,064	69,227